Average Annual Total Returns - Nuveen Arizona Municipal Bond Fund	Sep. 30, 2020
LipperOtherStatesMunicipalDebtFundsCategoryAverage [Member]
Average Annual Return:
1 Year	6.21%	[1]
5 Years	2.68%	[1]
10 Years	3.55%	[1]
Since Inception	3.47%	[1]
SandPMunicipalBondIndex [Member]
Average Annual Return:
1 Year	7.26%	[2]
5 Years	3.50%	[2]
10 Years	4.41%	[2]
Since Inception	4.12%	[2]
Class A
Average Annual Return:
1 Year	2.53%
5 Years	2.52%
10 Years	3.95%
Since Inception
Inception Date	Oct. 29, 2086
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.53%
5 Years	2.51%
10 Years	3.94%
Since Inception
Inception Date	Oct. 29, 2086
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.59%
5 Years	2.58%
10 Years	3.85%
Since Inception
Inception Date	Oct. 29, 2086
Class C2
Average Annual Return:
1 Year	6.47%
5 Years	2.84%
10 Years	3.82%
Since Inception
Inception Date	Feb. 07, 2094
Class I
Average Annual Return:
1 Year	7.27%
5 Years	3.60%
10 Years	4.60%
Since Inception
Inception Date	Feb. 03, 2097
Class C
Average Annual Return:
1 Year	6.24%
5 Years	2.57%
10 Years
Since Inception	3.35%
Inception Date	Feb. 10, 2014

[1]	Represents the average annualized returns for all reporting funds in the Lipper Other States Municipal Debt Funds Category.
[2]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.